Financial Risks - Schedule of Maximum Exposure to Credit Risk (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Master netting agreements collateral	€ 30	€ 201
Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	157,869	172,113
Cash collateral	3,163	3,992
Securities collateral	5,171	6,287
Letters of credit /guarantees collateral	801	1,322
Real estate property collateral	49,756	49,448
Master netting agreements collateral	4,867	5,841
Other collateral	1,886	2,197
Total collateral	65,644	69,087
Surplus collateral	20,576	20,598
Net exposure	112,800	123,623
Credit risk [member] | Debt securities - carried at fair value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	84,344	103,169
Letters of credit /guarantees collateral	242	392
Total collateral	242	392
Net exposure	84,102	102,777
Credit risk [member] | Debt securities - carried at amortized cost [Member]
Disclosure of credit risk exposure [line items]
Letters of credit /guarantees collateral	14
Total collateral	14
Net exposure	(14)
Credit risk [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,809	7,093
Securities collateral	719	815
Total collateral	719	815
Surplus collateral	25	27
Net exposure	6,115	6,306
Credit risk [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	33,562	33,696
Cash collateral	2,437	2,319
Letters of credit /guarantees collateral	379	760
Real estate property collateral	49,756	49,448
Total collateral	52,573	52,527
Surplus collateral	19,271	19,198
Net exposure	260	366
Credit risk [member] | Private loans - held at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,642	3,166
Cash collateral	79	67
Total collateral	79	67
Net exposure	3,563	3,099
Credit risk [member] | Other loans - held at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,164	2,441
Other collateral	1,886	2,197
Total collateral	1,886	2,197
Surplus collateral	1,195	1,326
Net exposure	1,473	1,570
Credit risk [member] | Other financial assets - carried at fair value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,586	3,425
Net exposure	2,586	3,425
Credit risk [member] | Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,563	7,916
Cash collateral	647	1,606
Securities collateral	56	407
Letters of credit /guarantees collateral	29
Master netting agreements collateral	4,867	5,841
Total collateral	5,599	7,855
Surplus collateral	85	47
Net exposure	48	109
Credit risk [member] | Reinsurance assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	19,200	11,206
Securities collateral	4,395	5,064
Letters of credit /guarantees collateral	137	171
Total collateral	4,532	5,235
Net exposure	€ 14,667	€ 5,971